Investment Portfolio - January 31,2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 43.8%

Communication Services - 6.1%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	52,338	$108,118
Radius Global Infrastructure, Inc. - Class A*	20,396	280,649
Verizon Communications, Inc.	2,908	154,793
		543,560
Entertainment - 1.7%
Activision Blizzard, Inc.	21,760	1,719,258
Electronic Arts, Inc.	12,644	1,677,353
Sea Ltd. - ADR (Taiwan)*	16,724	2,513,784
Ubisoft Entertainment S.A. - ADR (France)*	165,056	1,886,590
Ubisoft Entertainment S.A. (France)*	3,629	208,248
		8,005,233
Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A*	3,323	8,992,271
Auto Trader Group plc (United Kingdom)[2]	37,362	338,561
Meta Platforms, Inc. - Class A*	27,724	8,684,820
		18,015,652
Media - 0.6%
Charter Communications, Inc. - Class A*	4,473	2,654,010
Comcast Corp. - Class A	3,148	157,368
Omnicom Group, Inc.	366	27,582
S4 Capital plc (United Kingdom)*	34,477	241,083
		3,080,043
Total Communication Services		29,644,488
Consumer Discretionary - 3.3%
Distributors - 0.0%## Genuine Parts Co.	242	32,242
Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)*	6,964	255,936
Marriott Vacations Worldwide Corp.	1,319	214,179
Restaurant Brands International, Inc. (Canada)	2,711	151,735
		621,850
Household Durables - 0.4%
Garmin Ltd.	285	35,460
Nikon Corp. (Japan)	13,900	145,074
Sony Group Corp. - ADR (Japan)	14,559	1,625,658
Sony Group Corp. (Japan)	2,300	257,298
Whirlpool Corp.	113	23,751
		2,087,241
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc.*	2,980	8,914,581
MercadoLibre, Inc. (Argentina)*	89	100,753
		9,015,334
Multiline Retail - 0.8%
Dollar General Corp.	9,538	1,988,482

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail (continued)
Dollar Tree, Inc.*	13,772	$1,807,162
		3,795,644
Specialty Retail - 0.1%
Best Buy Co., Inc.	384	38,123
The Home Depot, Inc.	615	225,693
Williams-Sonoma, Inc.	128	20,549
		284,365
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG (Germany)	684	187,702
lululemon athletica, Inc. *	424	141,514
		329,216
Total Consumer Discretionary		16,165,892
Consumer Staples - 4.7%
Beverages - 1.6%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,455	154,766
The Coca-Cola Co.	61,196	3,733,568
Diageo plc (United Kingdom)	35,973	1,815,248
Heineken N.V. - ADR (Netherlands)	34,865	1,874,691
Heineken N.V. (Netherlands)	1,939	207,951
		7,786,224
Food & Staples Retailing - 0.1%
The Kroger Co.	1,112	48,472
Walmart, Inc.	1,527	213,490
		261,962
Food Products - 1.8%
Archer-Daniels-Midland Co.	701	52,575
Bunge Ltd.	258	25,506
Campbell Soup Co.	528	23,295
Conagra Brands, Inc.	777	27,008
Danone S.A. (France)	4,221	263,184
General Mills, Inc.	788	54,120
The Hershey Co.	283	55,771
The J.M. Smucker Co.	201	28,257
Kerry Group plc - Class A (Ireland)	1,141	143,763
The Kraft Heinz Co.	1,433	51,301
Mondelez International, Inc. - Class A	66,600	4,464,198
Nestle S.A. (Switzerland)	27,704	3,577,650
Tyson Foods, Inc. - Class A	511	46,445
		8,813,073
Household Products - 0.1%
The Clorox Co.	193	32,397
Colgate-Palmolive Co.	904	74,535
Kimberly-Clark Corp.	422	58,088
Kimberly-Clark de Mexico S.A.B. de C.V.- Class A (Mexico)	141,300	203,785

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	1,528	$245,168
		613,973
Personal Products - 1.1%
Beiersdorf AG (Germany)	2,817	280,189
Unilever plc - ADR (United Kingdom)	99,398	5,108,063
		5,388,252
Total Consumer Staples		22,863,484
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
BP plc - ADR (United Kingdom)	28,897	893,495
Cameco Corp. (Canada)	11,296	219,481
ConocoPhillips	12,746	1,129,551
Exxon Mobil Corp.	14,486	1,100,357
Jonah Energy Parent LLC*3	5,224	326,500
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,350	686,190
TotalEnergies SE - ADR (France)	18,630	1,058,184
Total Energy		5,413,758
Financials - 3.2%
Banks - 0.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,887	142,459
Citigroup, Inc.	1,648	107,318
Comerica, Inc.	271	25,143
Fifth Third Bancorp	1,030	45,969
FinecoBank Banca Fineco S.p.A. (Italy)	25,831	434,277
Huntington Bancshares, Inc.	1,717	25,858
JPMorgan Chase & Co.	1,336	198,530
Regions Financial Corp.	1,454	33,355
U.S. Bancorp	1,408	81,931
		1,094,840
Capital Markets - 2.3%
Allfunds Group plc (United Kingdom)*	10,393	146,037
Avanza Bank Holding AB (Sweden)	3,832	121,239
BlackRock, Inc.	2,300	1,892,762
Deutsche Boerse AG (Germany)	2,435	432,827
Intercontinental Exchange, Inc.	28,222	3,574,598
Intermediate Capital Group plc (United Kingdom)	7,839	202,447
Moody’s Corp.	10,208	3,501,344
S&P Global, Inc.	3,085	1,280,954
		11,152,208
Insurance - 0.7%
Admiral Group plc (United Kingdom)	8,335	354,411
The Allstate Corp.	390	47,061
Chubb Ltd.	457	90,157
Cincinnati Financial Corp.	266	31,343

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Everest Re Group Ltd.	78	$22,105
Fidelity National Financial, Inc.	548	27,592
The Hartford Financial Services Group, Inc.	531	38,163
The Travelers Companies, Inc.	311	51,682
W. R. Berkley Corp.	30,071	2,540,999
		3,203,513
Total Financials		15,450,561
Health Care - 7.5%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.*	42,797	3,793,098
Gilead Sciences, Inc.	1,245	85,506
Seagen, Inc.*	23,313	3,135,832
Vertex Pharmaceuticals, Inc.*	21,834	5,306,754
		12,321,190
Health Care Equipment & Supplies - 2.3%
Alcon, Inc. (Switzerland)	57,032	4,378,917
Align Technology, Inc.*	3,814	1,887,777
Getinge AB - Class B (Sweden)	7,683	300,371
IDEXX Laboratories, Inc.*	5,152	2,613,610
Medtronic plc	18,333	1,897,282
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	196,000	241,549
		11,319,506
Health Care Providers & Services - 0.0%##
Jinxin Fertility Group Ltd. (China)*2	74,000	74,125
Quest Diagnostics, Inc.	230	31,055
		105,180
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	3,276	1,904,339
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	1,830	118,749
Dechra Pharmaceuticals plc (United Kingdom)	5,409	303,818
Johnson & Johnson	34,243	5,899,727
Merck & Co., Inc.	1,935	157,664
Novartis AG - ADR (Switzerland)	44,752	3,889,396
Zoetis, Inc.	3,957	790,569
		11,159,923
Total Health Care		36,810,138
Industrials - 3.5%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,175	150,039
General Dynamics Corp.	323	68,508
L3Harris Technologies, Inc.	252	52,741
Lockheed Martin Corp.	243	94,559

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	195	$72,131
		437,978
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	248	25,953
FedEx Corp.	7,282	1,790,353
United Parcel Service, Inc. - Class B	8,831	1,785,716
		3,602,022
Airlines - 0.5%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	6,937	123,687
Ryanair Holdings plc - ADR (Ireland)*	19,024	2,123,459
		2,247,146
Building Products - 0.1%
A. O. Smith Corp.	302	23,079
Assa Abloy AB - Class B (Sweden)	9,303	254,736
Johnson Controls International plc	1,032	74,995
		352,810
Commercial Services & Supplies - 0.4%
Cleanaway Waste Management Ltd. (Australia)	119,825	244,611
Copart, Inc.*	13,149	1,699,508
Republic Services, Inc.	431	55,021
Waste Management, Inc.	483	72,663
		2,071,803
Electrical Equipment - 0.0%##
Eaton Corp. plc	476	75,413
Emerson Electric Co.	732	67,307
Hubbell, Inc.	113	21,164
		163,884
Industrial Conglomerates - 0.0%##
3M Co.	523	86,829
Honeywell International, Inc.	569	116,349
		203,178
Machinery - 0.1%
Caterpillar, Inc.	494	99,571
Cummins, Inc.	200	44,176
Illinois Tool Works, Inc.	335	78,363
Rotork plc (United Kingdom)	30,559	140,453
Snap-on, Inc.	97	20,200
		382,763
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	267	20,487
Insperity, Inc.	17,055	1,833,924
		1,854,411
Road & Rail - 1.0%
Canadian National Railway Co. (Canada)	24,086	2,931,748
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	6,711	$1,825,325
Union Pacific Corp.	546	133,524
		4,890,597
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	4,164	356,756
W. W. Grainger, Inc.	83	41,094
		397,850
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	13,200	88,749
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	850	116,781
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	544	110,519
		316,049
Total Industrials		16,920,491
Information Technology - 7.5%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	3,037	169,070
Motorola Solutions, Inc.	227	52,650
		221,720
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	200	102,584
Softwareone Holding AG (Germany)	9,927	195,042
		297,626
IT Services - 3.5%
Adyen N.V. (Netherlands)*2	193	392,735
Atos SE (France)	6,940	248,778
Automatic Data Processing, Inc.	422	87,004
Broadridge Financial Solutions, Inc.	195	31,048
International Business Machines Corp.	790	105,520
Keywords Studios plc (Ireland)	1,836	62,225
Mastercard, Inc. - Class A	16,436	6,350,542
PayPal Holdings, Inc.*	21,376	3,675,389
StoneCo Ltd. - Class A (Brazil)*	14,941	232,781
Switch, Inc. - Class A	15,096	386,910
TravelSky Technology Ltd. - Class H (China)	99,000	185,124
Visa, Inc. - Class A	24,612	5,566,496
		17,324,552
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	416	68,212
Intel Corp.	2,753	134,401
QUALCOMM, Inc.	908	159,590

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,424	$2,136,705
		2,498,908
Software - 3.4%
Anaplan, Inc.*	41,328	1,995,316
Microsoft Corp.	22,569	7,018,508
Oracle Corp.	2,142	173,845
salesforce.com, Inc.*	14,827	3,449,205
ServiceNow, Inc.*	6,431	3,767,151
		16,404,025
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	375	32,441

Total Information Technology		36,779,272
Materials - 3.3%
Chemicals - 1.5%
Air Liquide S.A. - ADR (France)	83,671	2,853,516
Air Liquide S.A. (France)	2,505	428,504
CF Industries Holdings, Inc.	410	28,237
Eastman Chemical Co.	235	27,948
FMC Corp.	35,492	3,917,252
International Flavors & Fragrances, Inc.	338	44,589
Linde plc (United Kingdom)	432	137,670
RPM International, Inc.	237	21,000
		7,458,716
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	194,915	3,685,843
Packaging Corp. of America	159	23,950
		3,709,793
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	36,033	1,721,657
Barrick Gold Corp. (Canada)	78,729	1,507,660
Newmont Corp.	30,610	1,872,414
Nucor Corp.	486	49,280
Reliance Steel & Aluminum Co.	127	19,416
Steel Dynamics, Inc.	389	21,597
		5,192,024
Total Materials		16,360,533
Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.6%
Agree Realty Corp.	1,509	98,658
American Campus Communities, Inc.	4,753	248,392
American Homes 4 Rent - Class A	5,874	229,850
American Tower Corp.	9,538	2,398,807
Apple Hospitality REIT, Inc.	11,030	177,914
AvalonBay Communities, Inc.	1,039	253,755
Brandywine Realty Trust	9,326	119,932
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust	1,377	$220,444
CareTrust REIT, Inc.	4,588	97,311
Community Healthcare Trust, Inc.	4,114	186,529
Cousins Properties, Inc.	7,160	276,090
Digital Realty Trust, Inc.	1,660	247,722
Duke Realty Corp.	6,018	347,720
Equinix, Inc.	3,338	2,419,716
Equity LifeStyle Properties, Inc.	3,473	271,901
Essex Property Trust, Inc.	775	257,687
Extra Space Storage, Inc.	1,199	237,630
Flagship Communities REIT	8,029	148,135
Getty Realty Corp.	4,010	118,977
Healthcare Trust of America, Inc. - Class A	3,618	117,766
Healthpeak Properties, Inc.	2,325	82,235
Hibernia REIT plc (Ireland)	48,292	68,977
Innovative Industrial Properties, Inc.	885	175,398
Invitation Homes, Inc.	9,638	404,603
Kilroy Realty Corp.	2,794	178,816
Lamar Advertising Co. - Class A	813	90,048
Life Storage, Inc.	1,387	187,176
Mid-America Apartment Communities, Inc.	1,473	304,440
NexPoint Residential Trust, Inc.	1,496	118,616
Prologis, Inc.	7,876	1,235,114
Public Storage	1,406	504,093
Realty Income Corp.	997	69,202
Rexford Industrial Realty, Inc.	4,497	329,045
SBA Communications Corp.	13,239	4,308,500
Sun Communities, Inc.	2,284	431,585
Terreno Realty Corp.	1,946	145,502
UDR, Inc.	5,263	299,149
Ventas, Inc.	2,377	126,029
Welltower, Inc.	2,244	194,398
Total Real Estate		17,727,862
TOTAL COMMON STOCKS
(Identified Cost $176,390,062)		214,136,479

PREFERRED STOCKS - 0.2%

Health Care - 0.0%##
Pharmaceuticals - 0.0%##
Harrow Health, Inc., 8.625%, 4/30/2026	10,000	262,500
Information Technology - 0.2%
Software - 0.2%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	10,500	240,345
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,000	227,500

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS (continued)

Information Technology (continued)
Software (continued)
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	20,600	$461,440

Total Information Technology		929,285
TOTAL PREFERRED STOCKS
(Identified Cost $1,292,528)		1,191,785

CORPORATE BONDS - 15.8%

Non-Convertible Corporate Bonds- 15.8%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.9%
Lumen Technologies, Inc., 7.50%, 4/1/2024	460,000	491,696
Verizon Communications, Inc., 4.272%, 1/15/2036	3,450,000	3,870,932
		4,362,628
Interactive Media & Services - 1.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,920,000	5,225,129

Total Communication Services		9,587,757

Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc., 3.25%, 2/15/2030	1,290,000	1,285,338
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,440,000	2,539,526

Total Consumer Discretionary		3,824,864

Energy - 3.7%
Energy Equipment & Services - 0.2%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	515,000	518,523
Tidewater, Inc., 8.50%, 11/16/2026	500,000	505,625
		1,024,148
Oil, Gas & Consumable Fuels - 3.5%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	3,340,000	3,167,487
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	193,000	198,592
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,020,000	3,979,339
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	3,347,927
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,560,000	3,382,633
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,391
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $524,681)[4]	500,000	$521,612
The Williams Companies, Inc., 2.60%, 3/15/2031	2,630,000	2,538,408
		17,292,389
Total Energy		18,316,537

Financials - 3.0%
Banks - 1.7%
Bank of America Corp., 6.11%, 1/29/2037	1,550,000	2,004,830
Citigroup, Inc., 4.45%, 9/29/2027	2,135,000	2,321,028
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	3,250,000	3,231,826
Lloyds Bank plc (United Kingdom) (3mo. LIBOR US + 11.756%), 12.00%[2,5,6]	480,000	480,315
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	470,000	491,444
		8,529,443
Capital Markets - 0.5%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,300,000	1,278,545
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,290,000	1,302,498
		2,581,043
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	475,000	501,062
Synergy One Lending, Inc., 5.50%, 10/14/2026	525,000	513,501
		1,014,563
Diversified Financial Services - 0.4%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,370,000	1,300,675
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	495,000	515,218
		1,815,893
Mortgage Real Estate Investment Trusts (REITS) - 0.2%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $165,038)[4]	155,000	159,982
MCREIF SubREIT LLC, 5.00%, 10/15/2026 (Acquired 10/13/2021, cost $500,000)[4]	500,000	481,490

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) (continued)
Starwood Property Trust, Inc., 3.75%, 12/31/2024[2]	250,000	$249,589
		891,061
Total Financials		14,832,003

Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,910,000	2,030,221
Industrials - 3.1%
Airlines - 0.7%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	181,835	201,715
Southwest Airlines Co., 5.25%, 5/4/2025	2,237,000	2,443,298
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	87,374	87,270
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	497,174	482,202
		3,214,485
Building Products - 0.0%##
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	230,000	233,163

Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.654%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $503,000)[4,7]	500,000	503,750

Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	515,000	531,248

Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	505,000	498,984
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	521,692
		1,020,676
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,264,509

Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,690,000	2,638,621
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,256,983
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	$1,264,576
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	3,440,000	3,296,772
		8,456,952
Total Industrials		15,224,783

Materials - 0.7%
Metals & Mining - 0.7%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	490,000	508,904
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[2]	400,000	428,000
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,260,576
Northwest Acquisitions ULC -Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[4,8]	497,000	16
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	495,000	492,354
Warrior Met Coal, Inc., 7.875% , 12/1/2028[2]	510,000	535,414

Total Materials		3,225,264

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 2.1%
Crown Castle International Corp.
3.10%, 11/15/2029	2,332,000	2,354,429
3.30%, 7/1/2030	1,048,000	1,066,642
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	504,765
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	513,628
2.328%, 1/15/2028[2]	1,800,000	1,804,739
Simon Property Group LP, 2.65%, 2/1/2032	4,230,000	4,144,789

Total Real Estate		10,388,992

TOTAL CORPORATE BONDS
(Identified Cost $78,547,113)		77,430,421

U.S. TREASURY SECURITIES - 20.9%

U.S. Treasury Bonds - 2.5%
U.S. Treasury Bond, 3.875%, 8/15/2040
(Identified Cost $12,863,964)	9,700,000	12,338,703

U.S. Treasury Notes - 18.4%
U.S. Treasury Note 2.50%, 5/15/2024	24,370,000	25,061,118

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.125%, 5/15/2025	24,300,000	$24,841,055
1.625%, 5/15/2026	24,635,000	24,688,889
2.375%, 5/15/2027	9,860,000	10,227,439
1.625%, 5/15/2031	4,935,000	4,875,626

Total U.S. Treasury Notes
(Identified Cost $92,159,501)		89,694,127

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $105,023,465)		102,032,830

ASSET-BACKED SECURITIES - 9.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,735,337
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.150%), 1.253%, 8/19/2038[2,7]	1,100,000	1,096,609
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	943,516	922,231
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	820,591	793,296
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,862,523	1,790,594
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	806,715	811,034
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	1,583,000	1,590,759
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,230,000	2,221,461
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,800,000	1,775,574
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	2,100,162
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,297,493	1,276,075
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025[2]	1,600,000	1,567,959
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,908,625
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.618%, 6/25/2031[7]	1,170,506	1,149,762
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.158%, 6/25/2069[2,7]	1,786,429	1,808,985
Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	785,186	778,228
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.808%, 2/25/2045[2,7]	293,206	$292,237
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.738%, 1/25/2037[2,7]	407,558	405,098
Series 2014-5A, Class A, (1 mo. LIBOR US + 0.550%), 0.658%, 7/25/2046[2,7]	1,527,291	1,513,973
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.708%, 9/25/2047[2,7]	577,563	573,073
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	42,668	43,519
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,371,000	1,380,903
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,569,122)[4]	2,569,122	2,547,029
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	1,590,343	1,584,714
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 0.408%, 10/25/2029[7]	755,486	748,315
SMB Private Education Loan Trust Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,880,405	1,915,831
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,707,446	1,713,329
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	18,138	18,175
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	129,290	130,561
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	503,731	510,998
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,071,541	1,080,535
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	416,194	418,790
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	316,599	318,866
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.108%, 10/25/2048[2,7]	447,959	449,718
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,462,757	1,473,317
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	57,882	55,624

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Trinitas CLO XVII Ltd., Series 2021-17A, Class B1, (Cayman Islands) (3 mo. LIBOR US + 1.700%), 1.954%, 10/20/2034[2,7]	2,100,000	$2,096,430
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[2]	1,485,664	1,444,241
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,250,000	1,207,479
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $45,627,422)		45,249,446

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,9]	1,387,158	1,325,744
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	76,056	76,941
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,9]	702,172	687,439
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,9]	163,805	164,890
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,9]	382,027	384,197
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	295,893	293,387
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,9]	176,779	176,512
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	77,284	78,444
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	85,841	87,805
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,015,322	1,001,575
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[9]	1,305,274	1,343,407
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	1,570,839
Freddie Mac Multifamily Structured
Pass-Through Certificates Series K021, Class X1 (IO), 1.375%, 6/25/2022[9]	9,941,001	28,604
Series K030, Class X1 (IO), 0.146%, 4/25/2023[9]	54,295,128	97,492
Series K032, Class X1 (IO), 0.071%, 5/25/2023[9]	34,882,680	44,135
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	137,117,670	109,565
Series 2014-K37, Class B, 4.560%, 1/25/2047[2,9]	1,977,000	2,077,377
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust (continued)
Series 2014-K41, Class B, 3.834%, 11/25/2047[2,9]	48,000	$50,078
Government National Mortgage
Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	698,847	709,066
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.106%, 10/15/2036[2,7]	1,342,000	1,333,370
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 0.900%, 12/25/2051[2,7]	1,308,181	1,303,392
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,9]	1,055,821	1,051,671
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,9]	1,082,632	1,078,986
Imperial Fund Mortgage Trust, Series
2021-NQM3, Class A1, 1.595%, 11/25/2056[2,9]	1,237,742	1,222,465
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	327,410	328,016
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	15,503	15,613
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	345,788	357,293
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	394,519	406,687
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	469,743	490,120
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	334,669	336,887
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,9]	1,273,477	1,253,320
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,9]	1,979,705	1,935,600
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,9]	1,324,979	1,294,940
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]	313,203	309,962
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	576,552	579,217
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]	199,911	200,835
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	231,605	232,594
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,9]	103,964	104,182
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,9]	99,841	100,378

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® MODERATE TERM SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.576%, 11/15/2027[2,7]		1,910,953	$1,227,274
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]		189,428	185,478
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.156%, 12/15/2033[2,7]		1,204,000	1,200,870
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,9]		102,664	103,343

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $28,312,564)			26,959,990

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	343,172
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	272,607
(Mexico), 7.75%, 5/29/2031	MXN	1,081,000	52,677
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	215,071
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	385,437

TOTAL FOREIGN GOVERNMENT
BONDS
(Identified Cost $1,444,848)			1,268,964

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,419,788
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,814,530
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		685,000	684,814
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	950,248
TOTAL MUNICIPAL BONDS
(Identified Cost $6,087,889)			5,869,380

U.S. GOVERNMENT AGENCIES - 2.1%

Mortgage-Backed Securities - 2.1%
Fannie Mae Pool #888810, UMBS, 5.50%, 11/1/2022		122	122

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0462, UMBS, 5.50%, 10/1/2024	3,865	$4,026
Pool #MA3463, UMBS, 4.00%, 9/1/2033	502,665	527,972
Pool #MA1834, UMBS, 4.50%, 2/1/2034	318,961	346,447
Pool #MA1903, UMBS, 4.50%, 5/1/2034	293,709	319,018
Pool #889576, UMBS, 6.00%, 4/1/2038	206,592	236,829
Pool #MA3412, UMBS, 3.50%, 7/1/2038	383,616	403,666
Pool #995196, UMBS, 6.00%, 7/1/2038	450,083	513,356
Pool #AD0207, UMBS, 6.00%, 10/1/2038	77,284	88,332
Pool #AD0220, UMBS, 6.00%, 10/1/2038	24,631	28,097
Pool #MA0258, UMBS, 4.50%, 12/1/2039	371,139	406,018
Pool #AL1595, UMBS, 6.00%, 1/1/2040	299,434	342,062
Pool #AL0152, UMBS, 6.00%, 6/1/2040	423,249	484,272
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,548,034	2,590,781
Pool #AL7068, UMBS, 4.50%, 9/1/2042	123,565	135,178
Pool #AX5234, UMBS, 4.50%, 11/1/2044	389,137	424,489
Pool #BD1381, UMBS, 3.50%, 6/1/2046	67,016	70,633
Pool #BE7845, UMBS, 4.50%, 2/1/2047	68,500	74,057
Pool #AL8674, 5.656%, 1/1/2049	1,098,460	1,242,493
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	87	87
Pool #G12655, 6.00%, 5/1/2022	35	35
Pool #G12988, 6.00%, 1/1/2023	761	770
Pool #G13078, 6.00%, 3/1/2023	1,078	1,090
Pool #G13331, 5.50%, 10/1/2023	974	998
Pool #C91762, 4.50%, 5/1/2034	365,129	397,444
Pool #C91771, 4.50%, 6/1/2034	5,877	6,398
Pool #C91780, 4.50%, 7/1/2034	9,339	10,216
Pool #G03781, 6.00%, 1/1/2038	91,842	105,389
Pool #G03926, 6.00%, 2/1/2038	114,047	130,666
Pool #G05900, 6.00%, 3/1/2040	56,201	64,694
Pool #G05906, 6.00%, 4/1/2040	76,552	87,397
Pool #A92889, 4.50%, 7/1/2040	705,814	772,483
Pool #G08772, 4.50%, 7/1/2047	80,591	86,635
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	154,166	161,173

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $9,848,242)		10,063,323

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $2,885,069)	2,885,069	$2,885,069

TOTAL INVESTMENTS - 99.7%
(Identified Cost $455,459,202)		487,087,687
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,320,253
NET ASSETS - 100%		$488,407,940

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $85,474,770, which represented 17.5% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2022 was $4,213,879, or 0.9% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2022.

6Security is perpetual in nature and has no stated maturity date.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2022.

8Issuer filed for bankruptcy and/or is in default of interest payments.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.

10Rate shown is the current yield as of January 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - January 31, 2022
(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$29,644,488	$28,748,478	$896,010	$—
Consumer Discretionary	16,165,892	15,319,882	846,010	—
Consumer Staples	22,863,484	16,420,733	6,442,751	—
Energy	5,413,758	5,087,258	—	326,500
Financials	15,450,561	13,759,323	1,691,238	—
Health Care	36,810,138	35,890,275	919,863	—
Industrials	16,920,491	15,773,896	1,146,595	—
Information Technology	36,779,272	35,592,784	1,186,488	—
Materials	16,360,533	15,932,029	428,504	—
Real Estate	17,727,862	17,658,885	68,977	—
Preferred securities:
Health Care	262,500	262,500	—	—
Information Technology	929,285	929,285	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	112,096,153	—	112,096,153	—
States and political subdivisions (municipals)	5,869,380	—	5,869,380	—
Corporate debt:
Communication Services	9,587,757	—	9,587,757	—
Consumer Discretionary	3,824,864	—	3,824,864	—
Energy	18,316,537	—	18,316,537	—
Financials	14,832,003	—	14,832,003	—
Health Care	2,030,221	—	2,030,221	—
Industrials	15,224,783	—	15,224,783	—
Materials	3,225,264	—	3,225,264	—
Real Estate	10,388,992	—	10,388,992	—
Asset-backed securities	45,249,446	—	45,249,446	—
Commercial mortgage-backed securities	26,959,990	—	26,959,990	—
Foreign government bonds	1,268,964	—	1,268,964	—
Short-Term Investment	2,885,069	2,885,069	—	—
Total assets	$487,087,687	$204,260,397	$282,500,790	$326,500

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.